Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

4. Accrued Expenses and Other Current Liabilities

	March 31, 2018	December 31, 2017
Accrued external research and development expenses	$2,567	$1,770
Accrued payroll and related expenses	600	1,369
Accrued professional fees	824	878
Accrued other	493	304

	$4,484	$4,321

5. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2017	2016
Accrued external research and development expenses	$1,770	$627
Accrued payroll and related expenses	1,369	1,018
Accrued professional fees	878	1,062
Accrued other	304	221

	$4,321	$2,928